Information Concerning the Group's Consolidated Operations - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 Agreement
Consolidated operations [line items]
Number of collaboration agreements | Agreement						2
Decrease (increase) in financial income and expenses			$ (27,800,000)	$ 11,100,000
Increase in net foreign exchange (loss) gain			27,000,000	(17,200,000)
Increase in interest income			4,800,000	300,000
Foreign exchange derivatives fair value adjustment			$ 4,000,000	$ 5,800,000
Tax rate			23.66%	34.43%	34.43%
Credits and net operating loss carryforwards			$ (65,555,000)	$ (51,640,000)	$ (41,985,000)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit			50.00%
Tax loss carryforward expiration period			2032 or after
Expiration Period [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			$ 32,000,000
France [member]
Consolidated operations [line items]
Anticipated foreign tax rate			25.00%
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit			$ 1,000,000
France [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			186,000,000	144,000,000	87,000,000
United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			86,000,000	62,000,000	42,000,000
US Subsidiaries [member]
Consolidated operations [line items]
Tax rate	21.00%	34.00%
Calyxt Inc and Cellectis BioResearch Inc [member]
Consolidated operations [line items]
Revenues from technology licenses			$ 300,000	$ 500,000	$ 600,000
Client A [member]
Consolidated operations [line items]
Percentage of Revenue			55.00%	11.00%	37.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue			21.00%	69.00%	57.00%